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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870

                         Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                  Pioneer Real
                  Estate Shares
--------------------------------------------------------------------------------
                  Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------

                  Ticker Symbols:
                  Class A   PWREX
                  Class B   PBREX
                  Class C   PCREX
                  Class Y   PYREX


            [LOGO]PIONEER
                  Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          20
Notes to Financial Statements                 28
Trustees, Officers and Service Providers      35


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Real Estate Shares | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

The first half of 2009 was a volatile period for real estate investments, as the global recession, deteriorating credit markets, rising unemployment and waning investor sentiment weighed heavily on the sector, particularly in the early months of the period. The Federal Reserve Board (the Fed) and the U.S. Treasury have injected an unprecedented amount of liquidity into the financial system to stabilize the financial markets, but business sentiment remains tentative in spite of a strong rally in the spring of 2009. In the following interview, Matthew Troxell of AEW Capital Management, L.P., the Fund's subadviser, discusses his strategies for managing the Fund amidst such uncertainty during the six months ended June 30, 2009.

Q Why did real estate investments struggle during the six months ended June 30, 2009?

A Deteriorating property fundamentals, the dearth of third-party commercial mortgage capital, the higher cost of available debt, and tightened lending standards put a damper on commercial real estate transactions, which, in turn, depressed property valuations. Consequently, real estate investments, as measured by the Morgan Stanley Capital International (MSCI) U.S. REIT Index, fell by 35% in the first two months of 2009.

   However, with the announcement of more well-defined government initiatives and more encouraging economic news in the spring of 2009, investor sentiment shifted into a more adventuresome, bargain-hunting mode -- sharply driving up prices of investments previously shunned in the flight-to-quality market contraction of late 2008/early 2009. As a result, real estate securities rebounded during the second quarter of 2009, gaining a record 30%, according to the MSCI U.S. REIT Index, from April 1 through June 30. The real estate sector also benefited from gains in the financial sector and new equity issuance activity, which helped to improve the financial condition of several real estate investment trusts (REITs) and reverse some of the negative sentiment toward the real estate sector. U.S. REITs raised $14 billion in 48 offerings through June 30, 2009, far exceeding the amount of equity raised in all of 2008.

Q  How did the Fund perform for the first half of 2009?

A For the six months ended June 30, 2009, the Fund's Class A shares posted a total return of -9.73% at net asset value, compared with a -12.43% return for the Fund's benchmark, the MSCI U.S. REIT Index. During the same period, the average return of the 239 real estate funds tracked by Lipper, Inc. was -9.52%. The Fund's outperformance of the MSCI U.S. REIT Index


4    Pioneer Real Estate Shares | Semiannual Report | 6/30/09
   largely was attributable to effective stock selection, particularly in the industrial, regional mall, and office sectors.

Q Which holdings had the most impact on the Fund's performance during the six months ended June 30, 2009?

A Investments in the office REIT Kilroy Realty, which was vulnerable to struggling markets in Southern California, and shopping center REIT Kite Realty Group, which is exposed to developments in Florida, detracted from the Fund's performance. We continue to believe the companies represent solid values relative to their peers and are maintaining overweight positions in both stocks. On the positive side, regional mall REIT The Macerich Company; office company DuPont Fabros Technology; and industrial REIT Liberty Property Trust were the top Fund performers over the six-month period. Our decision to overweight positions in those companies magnified the impact of their performance on the Fund's results.

Q Could you describe the health of the various property sectors in which the Fund is invested?

A Despite economic indicators suggesting that the economy could bottom out before the end of 2009, property-market fundamentals continue to deteriorate. In the retail sector, property vacancies have been climbing quickly. While consumer confidence has improved somewhat in recent months, consumers remain very cautious, and retail spending likely will recover quite slowly. Office property vacancies are rising nearly everywhere as a result of weak demand. Markets that are closely tied to the fortunes of financial employers have been particularly hard hit. While downtown vacancies were slow to rise, conditions have been deteriorating nearly as quickly as suburban markets since the middle of 2008. Within the industrials sector, availability rates are at record levels and show few signs of improving.

   The apartment sector has been influenced by crosswinds in the single-family housing sector. Rising foreclosures and stricter underwriting standards are pushing some home buyers and would-be buyers into the renters market. Conversely, rentals of investor-owned homes and condominiums are offering housing alternatives to would-be renters. The conditions likely will prevail until the single-family sector stabilizes. While the pace of home price declines has begun to slow, prices are likely to continue declining well into 2010, and perhaps later.

   In the hotel sector, occupancies were down by more than 10% in spring 2009, compared with one year earlier. Previously resilient room rates were also down markedly, so revenue per available room (RevPAR) is down by more than 20%. Luxury hotels have been particularly hard hit. While hotel fundamentals should show rapid improvement when the economy recovers due to the night-to-night nature of their leases, RevPAR is likely to remain


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/09    5
   under pressure as long as both leisure and business customers continue to limit travel.

Q Given the fallout in the subprime mortgage market, do you anticipate a similar correction in the commercial real estate market?

A Commercial real estate markets are indeed a risk factor for both lenders and the broader economy, because they did not begin to deteriorate until the subprime crisis was well under way. At a minimum, they likely will be a drag on the economic recovery that we expect to begin before the end of 2009. For commercial real estate, a loss in jobs and income, wavering consumer and business confidence and increasing levels of indebtedness have caused many commercial real estate tenants to postpone expansion plans, delay leasing decisions and, in some cases, close entirely. Real estate will not begin to see improving fundamentals until well after other sectors have begun to grow. The bottom line is that for real estate, jobs matter. Jobs fill office space, create the income that pays apartment rents, allow consumers to spend money at retailers, and ultimately drive demand for shipping, transportation and warehouse space.

   Moreover, the credit crisis has made it difficult for property owners to get the capital they need to weather the downturn. Owners unable to get that capital will need to enter difficult negotiations with lenders in order either to restructure loans or, in extreme cases, give the keys to the lenders and walk away from their equity investment. In addition to lost real estate equity, such outcomes introduce even more stress to already overburdened lending markets, and in doing so could put the entire recovery at risk.

   While such risks should not be understated, most observers do believe that the economy will emerge from the recession and into a modest recovery sometime during the next few quarters. Policymakers are making unprecedented efforts to stimulate the economy and heal credit markets, and while many economic indicators are still at recessionary levels, they have shown substantial improvement in recent months. Due to the difficulty in financing construction projects, new supply is not a concern in most property markets. While we believe real estate fundamentals will continue to deteriorate for some time, a growing economy would do much to put a floor under the commercial real estate sector and prevent it from dragging the broader economy back into recession.

Q  What is your outlook for the Fund for the balance of 2009?

A The REIT sector has benefited in recent months from overall gains in the broader equities markets, due to optimism that the worst of the recession may be past. However, we do expect that REITs will continue to face some stiff headwinds in the coming months. Underlying real estate fundamentals remain challenged, unemployment remains at high levels, and company


6    Pioneer Real Estate Shares | Semiannual Report | 6/30/09
   earnings likely will remain muted in the near term. Furthermore, REIT pricing could be subject to further bouts of volatility, which will continue to be influenced by conditions in the global financial and credit markets. We'll remain vigilant in our securities selection within each sector to find the companies that we feel may provide the Fund with the best relative values and risk-adjusted returns.


Please refer to the Schedule of Investments on pages 16-19 for a full listing of Fund securities.

The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/09    7

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                        83.8%
Temporary Cash Investments                                                16.2%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Apartment                                                                 16.5%
Regional Mall                                                             13.6%
Office                                                                    13.4%
Healthcare                                                                12.4%
Industrials                                                               10.4%
Shopping Center                                                           10.4%
Storage                                                                    8.1%
Diversified                                                                6.5%
Hotel                                                                      5.2%
Triple Net Lease                                                           3.3%
Manufactured Home                                                          0.2%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


 1.  Simon Property Group, Inc.                 9.14%
 2.  Equity Residential Property Trust          5.51
 3.  Public Storage, Inc.                       5.21
 4.  AvalonBay Communities, Inc.                5.04
 5.  Boston Properties, Inc.                    5.01
 6.  Vornado Realty Trust                       4.79
 7.  Nationwide Health Properties, Inc.         4.37
 8.  Liberty Property Trust                     4.36
 9.  The Macerich Co.                           3.91
10.  Host Hotels & Resorts, Inc.                3.89

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.


8    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

---------------------------------------------
Class              6/30/09           12/31/08
---------------------------------------------
       A           $ 11.42           $ 13.00
---------------------------------------------
       B           $ 11.28           $ 12.84
---------------------------------------------
       C           $ 11.30           $ 12.86
---------------------------------------------
       Y           $ 11.41           $ 12.98
---------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

---------------------------------------------------------------
                 Net
                Investment        Short-Term        Long-Term
Class            Income         Capital Gains     Capital Gains
---------------------------------------------------------------
       A         $ 0.2700          $ --              $ --
---------------------------------------------------------------
       B         $ 0.1900          $ --              $ --
---------------------------------------------------------------
       C         $ 0.2100          $ --              $ --
---------------------------------------------------------------
       Y         $ 0.3200          $ --              $ --
---------------------------------------------------------------



                   Pioneer Real Estate Shares | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


                   Average Annual Total Returns
                      (As of June 30, 2009)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 10 Years                                5.13%           4.51%
 5 Years                                -2.45           -3.60
 1 Year                                -42.52          -45.83
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
-------------------------------------------------------------------
                                        Gross           Net
------------------------------------------------------------------
                                         2.04%           2.04%
------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


               Pioneer Real Estate Shares              MSCI U.S. REIT Index
6/99                       9,425                                 10,000
                           9,815                                 10,337
6/01                      11,750                                 12,771
                          1,3401                                 14,822
6/03                      13,741                                 15,405
                          17,603                                 19,462
6/05                      23,677                                 25,870
                          29,196                                 30,953
6/07                      31,988                                 34,683
                          27,054                                 29,777
6/09                      15,550                                 16,753



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI U.S. REIT Index is a widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


10    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

Performance Update | 6/30/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


                  Average Annual Total Returns
                     (As of June 30, 2009)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                  4.20%         4.20%
 5 Years                                  -3.44         -3.44
 1 Year                                  -43.33        -45.52
----------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           3.57%         3.57%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Real Estate Shares              MSCI U.S. REIT Index
6/99                      10,000                                10,000
                          10,344                                10,337
6/01                      12,283                                12,771
                          13,896                                14,822
6/03                      14,139                                15,405
                          17,967                                19,462
6/05                      23,962                                25,870
                          29,274                                30,953
6/07                      31,792                                34,683
                          26,620                                29,777
6/09                      15,084                                16,753


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI U.S. REIT Index is a widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    11

Performance Update | 6/30/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


                  Average Annual Total Returns
                     (As of June 30, 2009)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                  4.31%         4.31%
 5 Years                                  -3.29         -3.29
 1 Year                                  -43.09        -43.09
----------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           3.10%         3.10%
----------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Real Estate Shares              MSCI U.S. REIT Index
6/99                     10,000                                10,000
                         10,362                                10,337
6/01                     12,297                                12,771
                         13,920                                14,822
6/03                     14,173                                15,405
                         18,018                                19,462
6/05                     24,052                                25,870
                         29,413                                30,953
6/07                     31,952                                34,683
                         26,789                                29,777
6/09                     15,246                                16,753



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI U.S. REIT Index is a widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


12    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

Performance Update | 6/30/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


                  Average Annual Total Returns
                     (As of June 30, 2009)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                  5.75%         5.75%
 5 Years                                  -1.88         -1.88
 1 Year                                  -42.00        -42.00
----------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2009)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           1.02%         1.02%
----------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Real Estate Shares              MSCI U.S. REIT Index
6/99                     10,000                                10,000
                         10,489                                10,337
6/01                     12,617                                12,771
                         14,460                                14,822
6/03                     14,923                                15,405
                         19,226                                19,462
6/05                     25,988                                25,870
                         32,210                                30,953
6/07                     35,461                                34,683
                         30,149                                29,777
6/09                     17,487                                16,753


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI U.S. REIT Index is a widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on actual returns from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------------
 Ending Account          $   902.70       $   895.90       $   897.80       $   907.70
 Value on 6/30/09
--------------------------------------------------------------------------------------
 Expenses Paid           $     9.29       $    16.83       $    14.45       $     5.11
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, 3.58%, 3.07% and 1.08% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------------
 Ending Account          $ 1,015.03       $ 1,007.04       $ 1,009.57       $ 1,019.44
 Value on 6/30/09
--------------------------------------------------------------------------------------
 Expenses Paid           $     9.84       $    17.82       $    15.30       $     5.41
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, 3.58%, 3.07% and 1.08% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    15

Schedule of Investments | 6/30/09 (unaudited)


---------------------------------------------------------------------------------
 Shares                                                              Value
---------------------------------------------------------------------------------
               COMMON STOCKS -- 94.8%
               CONSUMER SERVICES -- 1.2%
               Hotels, Resorts & Cruise Lines -- 1.2%
    50,200     Starwood Hotels & Resorts Worldwide, Inc. (b)         $  1,114,440
                                                                     ------------
               Total Consumer Services                               $  1,114,440
---------------------------------------------------------------------------------
               REAL ESTATE -- 93.6%
               Diversified Real Estate Investment Trusts -- 8.7%
   161,900     Liberty Property Trust                                $  3,730,176
    90,968     Vornado Realty Trust (b)                                 4,096,289
                                                                     ------------
                                                                     $  7,826,465
---------------------------------------------------------------------------------
               Industrial Real Estate Investment Trusts -- 7.0%
   109,300     AMB Property Corp. (b)                                $  2,055,933
   505,900     DCT Industrial Trust, Inc.                               2,064,072
   126,400     DuPont Fabros Technology, Inc.                           1,190,688
   101,400     First Potomac Realty Trust                                 988,650
                                                                     ------------
                                                                     $  6,299,343
---------------------------------------------------------------------------------
               Office Real Estate Investment Trusts -- 13.1%
   147,900     BioMed Property Trust, Inc.                           $  1,513,017
    89,800     Boston Properties, Inc.                                  4,283,460
    85,100     Brandywine Realty Trust                                    633,995
    50,200     Digital Realty Trust, Inc. (b)                           1,799,670
   198,300     HRPT Properties Trust                                      805,098
   109,800     Kilroy Realty Corp.                                      2,255,292
    22,300     Mack-Cali Realty Corp.*                                    508,440
                                                                     ------------
                                                                     $ 11,798,972
---------------------------------------------------------------------------------
               Residential Real Estate Investment Trusts -- 15.9%
    77,001     AvalonBay Communities, Inc.*(b)                       $  4,307,436
   116,700     Camden Property Trust*                                   3,220,920
     5,300     Equity Lifestyle Properties, Inc.*                         197,054
   212,000     Equity Residential Property Trust                        4,712,760
    30,000     Essex Property Trust, Inc. (b)                           1,866,900
                                                                     ------------
                                                                     $ 14,305,070
---------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- 25.0%
    60,900     Federal Realty Investment Trust (b)                   $  3,137,568
   146,900     Kimco Realty Corp. (b)                                   1,476,345
   318,500     Kite Realty Group Trust                                    930,020
    73,900     National Retail Properties, Inc. (b)                     1,282,165
    34,900     Realty Income Corp. (b)                                    765,008
    95,000     Regency Centers Corp. (b)                                3,316,450
   151,871     Simon Property Group, Inc. (b)                           7,810,726
    18,000     Taubman Centers, Inc. (b)                                  483,480
   189,922     The Macerich Co. (b)                                     3,344,526
                                                                     ------------
                                                                     $ 22,546,288
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

---------------------------------------------------------------------------------
 Shares                                                              Value
---------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 23.9%
    37,300     Entertainment Properties Trust (b)                    $    768,380
   292,000     Extra Space Storage, Inc.                                2,438,200
   151,200     HCP, Inc.                                                3,203,928
   396,700     Host Hotels & Resorts, Inc. (b)                          3,328,313
   145,000     Nationwide Health Properties, Inc. (b)                   3,732,300
   205,600     Omega Healthcare Investors, Inc.                         3,190,912
    68,000     Public Storage, Inc.                                     4,452,640
    15,300     Ventas, Inc.*                                              456,858
                                                                     ------------
                                                                     $ 21,571,531
                                                                     ------------
               Total Real Estate                                     $ 84,347,669
---------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $97,397,084)                                    $ 85,462,109
---------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 18.3%
               Securities Lending Collateral -- 18.3% (c)
               Certificates of Deposit:
$ 369,059      Abbey National Plc, 1.27%, 8/13/09                  $    369,059
  553,588      Royal Bank of Canada NY, 1.19%, 8/7/09                   553,588
  664,306      Svenska Bank NY, 1.48%, 7/8/09                           664,306
  737,363      Cafco, 0.40%, 10/1/09                                    737,363
  516,281      Ciesco, 0.40%, 9/1/09                                    516,281
  553,554      Fasco, 0.25%, 7/10/09                                    553,554
  737,445      Kithaw, 0.40%, 9/21/09                                   737,445
  737,935      Merrill Lynch, 0.61%, 8/14/09                            737,935
  738,118      CBA, 1.35%, 7/16/09                                      738,118
  738,118      Societe Generale, 1.06%, 9/4/09                          738,118
  738,118      U.S. Bank NA, 0.76%, 8/24/09                             738,118
                                                                   ------------
                                                                   $  7,083,885
--------------------------------------------------------------------------------
               Commercial Paper:
  738,118      Monumental Global Funding, Ltd., 1.28%, 8/17/09          738,118
  369,059      CME Group, Inc., 1.21%, 8/6/09                           369,059
  553,793      GE, 0.47%, 9/18/09                                       553,794
  148,985      GE, 0.79%, 10/26/09                                      148,985
  724,832      American Honda Finance Corp., 1.27%, 7/14/09             724,832
  738,118      HSBC Bank, Inc., 1.31%, 8/14/09                          738,118
  184,529      IBM, 0.88%, 9/25/09                                      184,529
  664,306      New York Life Global, 0.75%, 9/4/09                      664,306
                                                                   ------------
                                                                   $  4,121,741
--------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
2,066,730      Deutsche Bank, 0.08%, 7/1/09                        $  2,066,730
2,460,833      Barclays Capital Markets, 0.01%, 7/1/09                2,460,833
                                                                   ------------
                                                                   $  4,527,563
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    17

--------------------------------------------------------------------------
 Shares                                                         Value
--------------------------------------------------------------------------
               Money Market Mutual Fund:
  738,118      JPMorgan U.S. Government Money Market Fund     $    738,118
                                                              ------------
               Total Securities Lending Collateral            $ 16,471,307
--------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $16,471,307)                             $ 16,471,307
--------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 113.1%
               (Cost $113,868,391) (a)                        $101,933,416
--------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (13.1)%        $(11,762,498)
--------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                     $ 90,170,918
==========================================================================

*     Non-income producing security.


(a) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $117,820,270 was as follows:

      Aggregate gross unrealized gain for all investments in which there is an
        excess of value over tax cost                                             $   9,442,315
      Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                                              (25,329,169)
                                                                                  -------------
      Net unrealized loss                                                         $(15,886,854)
                                                                                  =============

(b)   At June 30, 2009, the following securities were out on loan:



---------------------------------------------------------------------
Shares      Description                                   Value
---------------------------------------------------------------------
   2,000    AMB Property Corp.                            $    37,620
  63,600    AvalonBay Communities, Inc.*                    3,557,784
  49,600    Digital Realty Trust, Inc.                      1,778,160
   3,900    Entertainment Properties Trust                     80,340
  12,500    Essex Property Trust, Inc.                        777,875
  46,400    Federal Realty Investment Trust                 2,390,528
  65,000    Host Hotels & Resorts, Inc.                       545,350
   1,200    Kimco Realty Corp.                                 12,060
  13,000    National Retail Properties, Inc.                  225,550
  31,600    Nationwide Health Properties, Inc.                813,384
  34,500    Realty Income Corp.                               756,240
  11,700    Regency Centers Corp.                             408,447
   8,900    Simon Property Group                              457,727
  50,200    Starwood Hotels & Resorts Worldwide, Inc.       1,114,440
     100    Taubman Centers, Inc.                               2,686
 187,274    The Macerich Co.                                3,297,895
     100    Vornado Realty Trust                                4,503
---------------------------------------------------------------------
           Total                                          $16,260,589
=====================================================================



The accompanying notes are an integral part of these financial statements.

18    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

(c)   Security lending collateral is managed by Credit Suisse, New York Branch.



Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009 aggregated $16,411,820 and $12,856,260, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:



------------------------------------------------------------------------------------------
                                Level 1          Level 2         Level 3      Total
------------------------------------------------------------------------------------------
 Common Stocks                  $85,462,109      $        --         $--      $ 85,462,109
 Temporary Cash Investments         738,118       15,733,189          --        16,471,307
------------------------------------------------------------------------------------------
 Total                          $86,200,227      $15,733,189         $--      $101,933,416
==========================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    19

Statement of Assets and Liabilities | 6/30/09 (unaudited)


ASSETS:
  Investment in securities, at value (including securities loaned
   of $16,260,589) (cost $113,868,391)                               $101,933,416
  Cash                                                                  2,682,274
  Receivables --
   Investment securities sold                                             115,339
   Fund shares sold                                                     1,563,415
   Dividends                                                              509,239
  Other                                                                    34,290
---------------------------------------------------------------------------------
     Total assets                                                    $106,837,973
---------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                   $     35,946
   Fund shares repurchased                                                 77,242
   Upon return of securities loaned                                    16,471,307
  Due to affiliates                                                        42,731
  Accrued expenses                                                         39,829
---------------------------------------------------------------------------------
     Total liabilities                                               $ 16,667,055
---------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                    $133,413,832
  Undistributed net investment income                                      74,270
  Accumulated net realized loss on investments                        (31,382,209)
  Net unrealized loss on investments                                  (11,934,975)
---------------------------------------------------------------------------------
     Total net assets                                                $ 90,170,918
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $49,798,110/4,360,508 shares)                    $      11.42
  Class B (based on $6,618,465/586,794 shares)                       $      11.28
  Class C (based on $6,438,476/569,624 shares)                       $      11.30
  Class Y (based on $27,315,867/2,393,997 shares)                    $      11.41
MAXIMUM OFFERING PRICE:
  Class A ($11.42 [divided by] 94.25%)                               $      12.12
=================================================================================



The accompanying notes are an integral part of these financial statements.

20    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4,761)      2,810,321
  Interest                                                     1,361
  Income from securities loaned, net                         105,340
--------------------------------------------------------------------------------------
     Total investment income                                              $  2,917,022
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $ 322,560
  Transfer agent fees
   Class A                                                   115,702
   Class B                                                    36,473
   Class C                                                    22,945
   Class Y                                                       254
  Distribution fees
   Class A                                                    56,711
   Class B                                                    32,118
   Class C                                                    29,956
  Shareholder communications expense                          54,091
  Administrative reimbursements                               13,063
  Custodian fees                                               5,154
  Registration fees                                           22,375
  Professional fees                                           26,001
  Printing expense                                            27,754
  Fees and expenses of nonaffiliated trustees                  4,010
  Miscellaneous                                                9,509
--------------------------------------------------------------------------------------
     Total expenses                                                       $    778,676
     Less fees paid indirectly                                                     (51)
--------------------------------------------------------------------------------------
     Net expenses                                                         $    778,625
--------------------------------------------------------------------------------------
       Net investment income                                              $  2,138,397
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                        $(20,370,131)
--------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                            $  8,518,956
--------------------------------------------------------------------------------------
  Net loss on investments                                                 $(11,851,175)
--------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                    $ (9,712,778)
======================================================================================



The accompanying notes are an integral part of these financial statements.

                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    21

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively



------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                6/30/09            Year Ended
                                                                (unaudited)        12/31/08
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $ 2,138,397        $  3,106,813
Net realized loss on investments                                (20,370,131)         (9,879,430)
Change in net unrealized gain (loss) on investments               8,518,956         (55,661,050)
------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations         $(9,712,778)       $(62,433,667)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.27 and $0.46 per share, respectively)            $(1,129,729)       $ (1,997,135)
   Class B ($0.19 and $0.24 per share, respectively)               (114,082)           (171,449)
   Class C ($0.21 and $0.29 per share, respectively)               (117,658)           (179,329)
   Class Y ($0.32 and $0.58 per share, respectively)               (702,658)         (1,079,004)
Tax return of capital:
   Class A ($0.00 and $0.29 per share, respectively)                     --          (1,249,707)
   Class B ($0.00 and $0.29 per share, respectively)                     --            (206,544)
   Class C ($0.00 and $0.29 per share, respectively)                     --            (178,055)
   Class Y ($0.00 and $0.29 per share, respectively)                     --            (536,147)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $(2,064,127)       $ (5,597,370)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $12,003,473        $ 39,347,126
Reinvestment of distributions                                     1,476,447           4,971,103
Cost of shares repurchased                                       (9,165,353)        (54,576,418)
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $ 4,314,567        $(10,258,189)
------------------------------------------------------------------------------------------------
   Net decrease in net assets                                   $(7,462,338)       $(78,289,226)
NET ASSETS:
Beginning of period                                              97,633,256         175,922,482
------------------------------------------------------------------------------------------------
End of period                                                   $90,170,918        $ 97,633,256
------------------------------------------------------------------------------------------------
Undistributed net investment income                             $    74,270        $         --
================================================================================================


The accompanying notes are an integral part of these financial statements.

22    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

-------------------------------------------------------------------------------------------------
                                   '09 Shares      '09 Amount        '08 Shares        '08 Amount
                                  (unaudited)     (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                           646,105     $6,786,961            1,308,307     $27,208,478
Reinvestment of distributions          91,113        897,840              149,644       2,795,752
Less shares repurchased              (635,005)    (6,263,958)          (1,652,413)    (31,691,972)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)            102,213     $1,420,843             (194,462)    $(1,687,742)
==================================================================================================
Class B
Shares sold                            47,584     $  500,159              171,590     $ 3,400,601
Reinvestment of distributions          11,180        107,758               19,100         350,488
Less shares repurchased              (128,447)    (1,331,254)            (381,164)     (7,322,566)
-------------------------------------------------------------------------------------------------
   Net decrease                       (69,683)    $ (723,337)            (190,474)    $(3,571,477)
==================================================================================================
Class C
Shares sold                            58,336     $  613,238              144,485     $ 2,878,143
Reinvestment of distributions          10,216         99,171               16,748         304,205
Less shares repurchased               (91,308)      (935,623)            (265,784)     (5,214,556)
-------------------------------------------------------------------------------------------------
   Net decrease                       (22,756)    $ (223,214)            (104,551)    $(2,032,208)
==================================================================================================
Class Y
Shares sold                           393,415     $4,103,115              394,808     $ 5,859,904
Reinvestment of distributions          40,924        371,678               83,015       1,520,658
Less shares repurchased               (61,013)      (634,518)            (499,132)    (10,347,324)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)            373,326     $3,840,275              (21,309)    $(2,966,762)
==================================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    23

Financial Highlights

---------------------------------------------------------------------------------------------------------------
                                                                                      Six Months
                                                                                      Ended         Year
                                                                                      6/30/09       Ended
                                                                                      (unaudited)   12/31/08
---------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                   $ 13.00        $  21.94
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                 $  0.28        $   0.43
 Net realized and unrealized gain (loss) on investments                                  (1.59)          (8.62)
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                   $ (1.31)       $  (8.19)
Distributions to shareowners:
 Net investment income                                                                   (0.27)          (0.46)
 Net realized gain                                                                          --              --
 Tax return of capital                                                                      --           (0.29)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                             $ (1.58)       $  (8.94)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $ 11.42        $  13.00
---------------------------------------------------------------------------------------------------------------
Total return*                                                                            (9.73)%        (38.31)%
Ratio of net expenses to average net assets+                                              1.97%**         1.63%
Ratio of net investment income to average net assets+                                     5.24%**         2.10%
Portfolio turnover rate                                                                     32%**           18%
Net assets, end of period (in thousands)                                               $49,798        $ 55,353
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                             1.97%**         1.63%
 Net investment income                                                                    5.24%**         2.10%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                             1.97%**         1.63%
 Net investment income                                                                    5.24%**         2.10%
================================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                                      Year         Year         Year
                                                                                      Ended        Ended        Ended
                                                                                      12/31/07     12/31/06     12/31/05
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                   $  33.07     $  25.87     $  24.52
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                 $   0.36     $   0.28     $   0.28
 Net realized and unrealized gain (loss) on investments                                   (6.76)        8.88         3.29
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                   $  (6.40)    $   9.16     $   3.57
Distributions to shareowners:
 Net investment income                                                                    (0.36)       (0.28)       (0.24)
 Net realized gain                                                                        (4.37)       (1.68)       (1.84)
 Tax return of capital                                                                       --           --        (0.14)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                             $ (11.13)    $   7.20     $   1.35
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  21.94     $  33.07     $  25.87
-------------------------------------------------------------------------------------------------------------------------
Total return*                                                                            (19.39)%      35.79%       14.79%
Ratio of net expenses to average net assets+                                               1.36%        1.37%        1.50%
Ratio of net investment income to average net assets+                                      1.10%        0.98%        1.14%
Portfolio turnover rate                                                                      21%          20%          24%
Net assets, end of period (in thousands)                                               $ 97,691     $163,088     $110,217
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              1.36%        1.37%        1.50%
 Net investment income                                                                     1.10%        0.98%        1.14%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                              1.35%        1.36%        1.50%
 Net investment income                                                                     1.11%        0.99%        1.14%
===========================================================================================================================


---------------------------------------------------------------------------------------------------
                                                                                       Year
                                                                                       Ended
                                                                                       12/31/04 (a)
---------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                   $ 19.55
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                 $  0.39
 Net realized and unrealized gain (loss) on investments                                   6.31
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                   $  6.70
Distributions to shareowners:
 Net investment income                                                                   (0.40)
 Net realized gain                                                                       (1.33)
 Tax return of capital                                                                      --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                             $  4.97
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $ 24.52
---------------------------------------------------------------------------------------------------
Total return*                                                                            35.26%
Ratio of net expenses to average net assets+                                              1.56%
Ratio of net investment income to average net assets+                                     1.85%
Portfolio turnover rate                                                                     34%
Net assets, end of period (in thousands)                                               $94,198
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                             1.56%
 Net investment income                                                                    1.85%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                             1.56%
 Net investment income                                                                    1.85%
===================================================================================================

(a) Effective May 31, 2004 AEW Capital Management, L.P. became sub-adviser to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

24  Pioneer Real Estate Shares | Semiannual Report | 6/30/09

--------------------------------------------------------------------------------------------------------------
                                                                                      Six Months
                                                                                      Ended           Year
                                                                                      6/30/09         Ended
                                                                                      (unaudited)     12/31/08
--------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                  $ 12.84         $ 21.68
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.19         $  0.19
 Net realized and unrealized gain (loss) on investments                                 (1.56)          (8.50)
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                  $ (1.37)        $ (8.31)
Distributions to shareowners:
 Net investment income                                                                  (0.19)          (0.24)
 Net realized gain                                                                         --             --
 Tax return of capital                                                                     --           (0.29)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                            $ (1.56)        $ (8.84)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 11.28         $ 12.84
--------------------------------------------------------------------------------------------------------------
Total return*                                                                          (10.41)%        (31.01)%
Ratio of net expenses to average net assets+                                             3.58%**         2.72%
Ratio of net investment income to average net assets+                                    3.64%**         0.89%
Portfolio turnover rate                                                                    32%**           18%
Net assets, end of period (in thousands)                                              $ 6,618         $ 8,428
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            3.58%**         2.72%
 Net investment income                                                                   3.64%**         0.89%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            3.58%**         2.71%
 Net investment income                                                                   3.64%**         0.90%
==============================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                                      Year         Year         Year
                                                                                      Ended        Ended        Ended
                                                                                      12/31/07     12/31/06     12/31/05
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                  $ 32.74      $ 25.64      $ 24.32
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.06      $  0.01      $  0.06
 Net realized and unrealized gain (loss) on investments                                 (6.68)        8.78         3.24
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                  $ (6.61)     $  8.79      $  3.30
Distributions to shareowners:
 Net investment income                                                                  (0.07)       (0.01)       (0.05)
 Net realized gain                                                                      (4.37)       (1.68)       (1.84)
 Tax return of capital                                                                     --           --        (0.09)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                            $(11.06)     $  7.10      $  1.32
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 21.68      $ 32.74      $ 25.64
-------------------------------------------------------------------------------------------------------------------------
Total return*                                                                          (20.14)%      34.51%       13.72%
Ratio of net expenses to average net assets+                                             2.28%        2.31%        2.42%
Ratio of net investment income to average net assets+                                    0.11%        0.00%(b)     0.14%
Portfolio turnover rate                                                                    21%          20%          24%
Net assets, end of period (in thousands)                                              $18,364      $35,442      $29,992
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            2.28%        2.31%        2.42%
 Net investment income                                                                   0.11%        0.00%(b)     0.14%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            2.26%        2.30%        2.42%
 Net investment income                                                                   0.13%        0.01%        0.14%
=========================================================================================================================


--------------------------------------------------------------------------------------------------
                                                                                      Year
                                                                                      Ended
                                                                                      12/31/04 (a)
--------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                  $ 19.40
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.19
 Net realized and unrealized gain (loss) on investments                                  6.28
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                  $  6.47
Distributions to shareowners:
 Net investment income                                                                  (0.22)
 Net realized gain                                                                      (1.33)
 Tax return of capital                                                                     --
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                            $  4.92
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 24.32
--------------------------------------------------------------------------------------------------
Total return*                                                                           34.20%
Ratio of net expenses to average net assets+                                             2.37%
Ratio of net investment income to average net assets+                                    0.96%
Portfolio turnover rate                                                                    34%
Net assets, end of period (in thousands)                                              $39,833
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            2.37%
 Net investment income                                                                   0.96%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            2.37%
 Net investment income                                                                   0.96%
==================================================================================================

(a) Effective May 31, 2004 AEW Capital Management, L.P. became sub-adviser to the Fund.
(b) Amount rounds to less than 0.01% per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                    Pioneer Real Estate Shares | Semiannual Report | 6/30/09  25

--------------------------------------------------------------------------------------------------------------
                                                                                      Six Months
                                                                                      Ended           Year
                                                                                      6/30/09         Ended
                                                                                      (unaudited)     12/31/08
--------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                  $ 12.86         $ 21.72
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.22         $  0.25
 Net realized and unrealized gain (loss) on investments                                 (1.57)          (8.53)
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                  $ (1.35)        $ (8.28)
Distributions to shareowners:
 Net investment income                                                                  (0.21)          (0.29)
 Net realized gain                                                                         --              --
 Tax return of capital                                                                     --           (0.29)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                            $ (1.56)        $ (8.86)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 11.30         $ 12.86
--------------------------------------------------------------------------------------------------------------
Total return*                                                                          (10.22)%        (38.85)%
Ratio of net expenses to average net assets+                                             3.07%**         2.50%
Ratio of net investment income to average net assets+                                    4.14%**         1.18%
Portfolio turnover rate                                                                    32%**           18%
Net assets, end of period (in thousands)                                              $ 6,438         $ 7,619
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            3.07%**         2.50%
 Net investment income                                                                   4.14%**         1.18%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            3.07%**         2.49%
 Net investment income                                                                   4.14%**         1.19%
==============================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                                      Year         Year        Year
                                                                                      Ended        Ended       Ended
                                                                                      12/31/07     12/31/06    12/31/05
------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                  $ 32.80      $ 25.68     $ 24.35
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.10      $  0.02     $  0.08
 Net realized and unrealized gain (loss) on investments                                 (6.70)        8.80        3.26
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                  $ (6.60)     $  8.82     $  3.34
Distributions to shareowners:
 Net investment income                                                                  (0.11)       (0.02)      (0.07)
 Net realized gain                                                                      (4.37)       (1.68)      (1.84)
 Tax return of capital                                                                     --           --       (0.10)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                            $(11.08)     $  7.12     $  1.33
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 21.72      $ 32.80     $ 25.68
------------------------------------------------------------------------------------------------------------------------
Total return*                                                                          (20.07)%      34.60%      13.85%
Ratio of net expenses to average net assets+                                             2.17%        2.24%       2.32%
Ratio of net investment income to average net assets+                                    0.26%        0.10%       0.27%
Portfolio turnover rate                                                                    21%          20%         24%
Net assets, end of period (in thousands)                                              $15,139      $27,209     $19,824
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            2.17%        2.24%       2.32%
 Net investment income                                                                   0.26%        0.10%       0.27%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            2.16%        2.23%       2.32%
 Net investment income                                                                   0.27%        0.11%       0.27%
=========================================================================================================================


-----------------------------------------------------------------------------------------------------
                                                                                         Year
                                                                                         Ended
                                                                                         12/31/04 (a)
-----------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                     $ 19.42
-----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                   $  0.20
 Net realized and unrealized gain (loss) on investments                                     6.29
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                     $  6.49
Distributions to shareowners:
 Net investment income                                                                     (0.23)
 Net realized gain                                                                         (1.33)
 Tax return of capital                                                                        --
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                               $  4.93
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 24.35
-----------------------------------------------------------------------------------------------------
Total return*                                                                              34.27%
Ratio of net expenses to average net assets+                                                2.34%
Ratio of net investment income to average net assets+                                       1.02%
Portfolio turnover rate                                                                       34%
Net assets, end of period (in thousands)                                                 $20,675
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                               2.34%
 Net investment income                                                                      1.02%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                               2.34%
 Net investment income                                                                      1.02%
=====================================================================================================

(a) Effective May 31, 2004 AEW Capital Management, L.P. became sub-adviser to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

26  Pioneer Real Estate Shares | Semiannual Report | 6/30/09

------------------------------------------------------------------------------------------------------------
                                                                                      Six Months
                                                                                      Ended         Year
                                                                                      6/30/09       Ended
                                                                                      (unaudited)   12/31/08
------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                  $ 12.98       $ 21.90
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.32       $  0.54
 Net realized and unrealized gain (loss) on investments                                 (1.57)        (8.59)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                  $ (1.25)      $ (8.05)
Distributions to shareowners:
 Net investment income                                                                  (0.32)        (0.58)
 Net realized gain                                                                          --           --
 Tax return of capital                                                                      --        (0.29)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                            $ (1.57)      $ (8.92)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 11.41       $ 12.98
------------------------------------------------------------------------------------------------------------
Total return*                                                                           (9.23)%      (37.90)%
Ratio of net expenses to average net assets+                                             1.08%**       1.02%
Ratio of net investment income to average net assets+                                    6.19%**       2.76%
Portfolio turnover rate                                                                    32%**         18%
Net assets, end of period (in thousands)                                              $27,316       $26,233
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            1.08%**       1.02%
 Net investment income                                                                   6.19%**       2.76%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            1.08%**       1.02%
 Net investment income                                                                   6.19%**       2.76%
============================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                                      Year         Year        Year
                                                                                      Ended        Ended       Ended
                                                                                      12/31/07     12/31/06    12/31/05
------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                  $ 33.03      $ 25.84     $ 24.49
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.49      $  0.42     $  0.35
 Net realized and unrealized gain (loss) on investments                                 (6.75)        8.87        3.34
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                  $ (6.26)     $  9.29     $  3.69
Distributions to shareowners:
 Net investment income                                                                  (0.50)       (0.42)      (0.34)
 Net realized gain                                                                      (4.37)       (1.68)      (1.84)
 Tax return of capital                                                                     --           --       (0.16)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                            $(11.13)     $  7.19     $  1.35
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 21.90      $ 33.03     $ 25.84
------------------------------------------------------------------------------------------------------------------------
Total return*                                                                          (19.03)%      36.43%      15.36%
Ratio of net expenses to average net assets+                                             0.90%        0.87%       1.00%
Ratio of net investment income to average net assets+                                    1.81%        1.54%       1.84%
Portfolio turnover rate                                                                    21%          20%         24%
Net assets, end of period (in thousands)                                              $44,729      $46,436     $26,490
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            0.90%        0.87%       1.00%
 Net investment income                                                                   1.81%        1.54%       1.84%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            0.90%        0.87%       1.00%
 Net investment income                                                                   1.81%        1.54%       1.84%
=========================================================================================================================


--------------------------------------------------------------------------------------------------
                                                                                      Year
                                                                                      Ended
                                                                                      12/31/04 (a)
--------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                  $ 19.53
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                $  0.50
 Net realized and unrealized gain (loss) on investments                                  6.31
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                  $  6.81
Distributions to shareowners:
 Net investment income                                                                  (0.52)
 Net realized gain                                                                      (1.33)
 Tax return of capital                                                                      --
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                            $  4.96
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 24.49
--------------------------------------------------------------------------------------------------
Total return*                                                                           35.97%
Ratio of net expenses to average net assets+                                             1.01%
Ratio of net investment income to average net assets+                                    2.47%
Portfolio turnover rate                                                                    34%
Net assets, end of period (in thousands)                                              $ 9,172
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            1.01%
 Net investment income                                                                   2.47%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            1.01%
 Net investment income                                                                   2.47%
==================================================================================================

(a) Effective May 31, 2004 AEW Capital Management, L.P. became sub-adviser to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                    Pioneer Real Estate Shares | Semiannual Report | 6/30/09  27

Notes to Financial Statements | 6/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income under


28    Pioneer Real Estate Shares | Semiannual Report | 6/30/09
the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    29

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held.

   At December 31, 2008, the Fund had a net capital loss carryforward of $7,060,199, which will expire in 2016 if not utilized.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008, was as follows:



-----------------------------------------------
                                           2008
-----------------------------------------------
   Distributions paid from:
   Ordinary income                   $3,426,917
   Long-term capital gain                    --
   Return of capital                  2,170,453
-----------------------------------------------
     Total                           $5,597,370
===============================================

  The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008:



-----------------------------------------------
                                          2008
-----------------------------------------------
   Distributable earnings:
   Capital loss carryforward     $ (7,060,199)
   Unrealized depreciation        (24,405,810)
-----------------------------------------------
     Total                       $(31,466,009)
===============================================

   The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A.


30    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

   (UniCredit), earned $5,375 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note
   4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    31

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets. PIM pays a portion of the fee it receives from the Fund to AEW Capital Management, L.P. as compensation for sub-advisery services to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the statement of Assets and Liabilities is $2,037 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out of pocket expenses by class of shares were as follows:



-------------------------------------------
Shareholder Communications:
-------------------------------------------
 Class A                            $33,564
 Class B                             12,259
 Class C                              7,184
 Class Y                              1,084
-------------------------------------------
   Total                            $54,091
===========================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $39,999 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.


32    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $695 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSC are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $6,647 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $51 under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus



                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    33

1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2009, the Fund had no borrowings under this agreement.


7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


34    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

Trustees, Officers and Service Providers



Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/09    35

                           This page for your notes.

36    Pioneer Real Estate Shares | Semiannual Report | 6/30/09

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.